State Street Premier Growth Equity VIS Fund Investment Objectives and Goals - State Street Premier Growth Equity VIS Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street PremierGrowth Equity V.I.S. Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the State Street Premier Growth Equity V.I.S. Fund (the “Fund”) is long-term growth of capital and future income rather than current income.